Share capital - Additional Information (Detail) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨) shares	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 shares	Mar. 31, 2025 $ / shares	Feb. 02, 2022 USD ($)
Disclosure of classes of share capital [line items]
Reduction in retained earnings due to shares repurchased into treasury | ₨	₨ 0	₨ 4,926	₨ 13,499
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares					$ 0.0001
Share repurchase program authorized amount | $						$ 250
Broker purchased share	0	10,688,015	26,354,973
Shares pending cancellation | ₨	₨ 0	₨ 4,926	₨ 13,499
Shares pending cancellation				1,655,300
Number of shares repurchased into treasury	38,698,288	38,698,288